Subsequent events (Details) - Subsequent event € in Millions, $ in Millions			1 Months Ended
	Jan. 15, 2024 EUR (€)	Jan. 15, 2024 USD ($)	Feb. 22, 2024 SFr / shares
Subsequent Event [Line Items]
Proceeds from issuance of long term debt	€ 1,243	$ 1,360
Proposed distribution (in Swiss francs per share) | SFr / shares			SFr 0.87
EUR 500 million of 3.125% notes, due 2029 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	€ 500
Debt nominal interest rate (as a percent)	3.125%
EUR 750 million of 3.375% notes, due 2034 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	€ 750
Debt nominal interest rate (as a percent)	3.375%